UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Banc of America Funding Corporation

(Exact name of depositor as specified in its charter)

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

X	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period from July 1, 2025 to September 30, 2025

Date of Report (Date of earliest event reported) November 13, 2025

Commission File Number of securitizer: 025-00539

Central Index Key Number of securitizer: 0000934377

Michael J. Berg, (646) 855-0706

 Name and telephone number, including area code, of the person to contact in connection with this filing

 Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1 (c) (1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1 (c) (2) (i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1 (c) (2) (ii) [ ]

Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: ____________________

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): ____________________

Central Index Key Number of underwriter (if applicable): _____________________

Name and telephone number, including area code, of the person to contact in connection with this filing

PART I – REPRESENTATION AND WARRANTY INFORMATION

Item 1.01 Initial Filing of Rule 15Ga-1 Representations and Warranties Disclosure.

N/A

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure.

Securitizer has repurchase activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)

Item 1.03 Notice of Termination of Duty to File Reports under Rule 15Ga-1

N/A

Item 99.1 – Exhibits.

The following is filed as an Exhibit to this Report under ABS-15G:

ABS-15G Table

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Banc of America Funding Corporation

Depositor

By:    /s/ Michael J. Berg

Name:    Michael J. Berg

Title:    Managing Director

(Senior Officer in Charge of Securitization)